Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
7. Revenue

a) Total Revenue by Major Product Type and Reportable Segment

The following table shows our revenue disaggregated by major product type and by reportable segment (Note 33). A reportable segment can have revenue from more than one commodity, as it can include an operation that produces more than one product. Intra-segment revenue is accounted for at current market prices as if the sales were made to arm’s-length parties and are eliminated on consolidation.

As a result of the sale of our steelmaking coal business in July of 2024 and the sale of our 21.3% interest in Fort Hills and associated downstream assets in 2023, we no longer present the associated revenue in the tables below. Revenue related to the steelmaking coal business and Fort Hills are disclosed in Note 5, Sale of Steelmaking Coal Business and Discontinued Operations.

(CAD$ in millions)	2024
	Copper	Zinc	Total
Copper	$5,035	$—	$5,035
Zinc	183	2,743	2,926
Silver	89	503	592
Lead	1	421	422
Molybdenum	186	—	186
Other	48	403	451
Intra-segment	—	(547)	(547)
	$5,542	$3,523	$9,065
7. Revenue (continued)

(CAD$ in millions)	2023
	Copper	Zinc	Total
Copper	$3,016	$—	$3,016
Zinc	257	2,443	2,700
Silver	44	414	458
Lead	2	386	388
Molybdenum	85	—	85
Other	21	351	372
Intra-segment	—	(543)	(543)
	$3,425	$3,051	$6,476

b) Total Revenue by Region

The following table shows our revenue disaggregated by geographical region. Revenue is attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2024	2023
Asia
China	$2,669	$1,873
Japan	1,095	766
South Korea	870	407
India	452	216
Other	250	119
Americas
United States	1,285	1,312
Canada	642	614
Chile	615	266
Other	8	9
Europe
Germany	410	279
Spain	326	250
Bulgaria	170	80
Finland	118	82
Belgium	92	140
Other	63	63
	$9,065	$6,476
No customer accounted for more than 10% of total revenue in 2023 and 2024.